Finance costs and fair value change in derivative instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Summary of detailed information about finance cost and fair value change in derivative instruments

	For the year ended March 31,
	2021	2022	2023	2023
	(INR)	(INR)	(INR)	(USD)
Interest expense#	34,988	35,667	43,066	524
Bank charges	428	625	869	11
Option premium amortisation	1,773	2,327	2,510	31
Loss on fair value changes on derivative instruments*	—	1,629	1,799	22
Loss on account of modification of contractual cash flows (refer note (i) below)	—	—	1,277	16
Unwinding of discount on provisions	745	778	953	12
Unamortised ancillary borrowing cost written off	347	686	492	6
Total	38,281	41,712	50,966	620

#Includes interest on loan from related parties, compulsorily convertible preference shares and lease liabilities of INR Nil (March 31, 2022: INR Nil, March 31, 2021: INR 19), INR Nil (March 31, 2022: 925, March 31, 2021: INR 3,361) and INR 414 (March 31, 2021:166; March 31, 2021: INR 113), respectively.

*Represents cumulative losses that were reported in equity and have been transferred to statement of profit or loss in respect of forecasted transaction that are no longer expected to occur.